Consolidated Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenue
Mobile	$ 242,453	$ 77,126	$ 119,321
Software	104,733	175,140	473,448
Software maintenance and consulting	924,241	1,058,215	1,205,908
Total revenue	1,271,427	1,310,481	1,798,677
Operating expenses
Cost of revenue	163,570	94,472	124,649
Selling, general and administrative	1,049,806	1,117,503	1,020,237
Research and development	298,358	205,330	244,488
Amortization of intangible assets	9,497	9,988	10,885
Total operating expenses	1,521,231	1,427,293	1,400,259
Income (loss) from operations	(249,804)	(116,812)	398,418
Other income:
Impairment of Investment	(180,271)	(98,464)
Interest income , net	60,619	89,942	124,381
Total other income	(119,652)	(8,522)	124,381
Income (loss) before income taxes	(369,456)	(125,334)	522,799
Income tax benefit	(12,750)	66,781	48,342
Income (loss) from continuing operations	(356,706)	(192,115)	474,457
Loss from discontinued operations	5,364	(8,904)	(23,408)
Net income (loss)	$ (351,342)	$ (201,019)	$ 451,049
Foreign currency translation adjustment	(174,542)	(194,758)	(165,794)
Comprehensive Income	$ (525,884)	$ (395,777)	$ 285,255
Basic and diluted income (loss) per share from continuing operations	$ (0.003)	$ (0.002)	$ 0.004
Basic and diluted loss per share from discontinued operations	$ 0.000	$ 0.000	$ 0.000
Weighted average number of shares outstanding	135,460,867	130,323,881	125,460,867